Income Taxes (Reconciliation of Federal Statutory Income Tax Rate to Effective Income Tax Rate) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Statutory income tax rate (in percent)	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected provision at federal statutory tax rate (35%)	$ 6,878	$ 6,041	$ 5,567
State taxes, net of federal benefit	(291)	132	133
Change in valuation allowance	(65)	(164)	(641)
Foreign rate differential	(2,624)	(2,109)	(2,482)
Federal research credit	(407)	(318)	(433)
Basis difference in investment of Arris	0	0	644
Other adjustments	(188)	57	(49)
Provision for income taxes	$ 3,303	$ 3,639	$ 2,739